UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--139.3%	Rate (%)	Date	Amount ($)	[a]	Value ($
Casinos--7.5%
Boyd Gaming,
Gtd. Notes	6.88	5/15/23	1,075,000	[b]	1,109,937
Boyd Gaming,
Gtd. Notes	9.00	7/1/20	1,430,000	[b]	1,522,950
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	740,000	[b]	789,025
MGM Resorts International,
Gtd. Notes	11.38	3/1/18	6,310,000	[b]	7,244,637
Peninsula Gaming,
Gtd. Notes	8.38	2/15/18	525,000	[b,c]	535,500
Pinnacle Entertainment,
Gtd. Notes	7.50	4/15/21	1,695,000	[b]	1,775,512
Pinnacle Entertainment,
Gtd. Notes	8.75	5/15/20	1,095,000	[b]	1,142,906
Scientific Games International,
Gtd. Notes	10.00	12/1/22	4,915,000	[b]	3,514,225
					17,634,692
Consumer Discretionary--17.1%
American Builders & Contractors
Supply, Sr. Unscd. Notes	5.75	12/15/23	895,000	[c]	903,950
Beacon Roofing Supply,
Gtd. Notes	6.38	10/1/23	805,000	[c]	824,119
Cablevision Systems,
Sr. Unscd. Notes	8.63	9/15/17	2,675,000	[b]	2,822,125
CalAtlantic Group,
Gtd. Notes	8.38	5/15/18	2,025,000	[b]	2,270,025
CCO Holdings,
Gtd. Notes	6.63	1/31/22	1,445,000	[b]	1,526,281
ClubCorp Club Operations,
Sr. Unscd. Notes	8.25	12/15/23	2,010,000	[c]	1,979,850
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	1,185,000	[b,c]	1,060,575
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	2,785,000	[b]	2,631,825
Gray Television,

Gtd. Notes	7.50	10/1/20	975,000	[b]	1,005,469
Hillman Group,
Sr. Unscd. Notes	6.38	7/15/22	1,265,000	[b,c]	1,056,275
iHeartCommunications,
Sr. Scd. Notes	9.00	12/15/19	1,865,000	[b]	1,368,444
iHeartCommunications,
Sr. Scd. Notes	9.00	3/1/21	675,000	[b]	473,344
iHeartCommunications,
Gtd. Notes	14.00	2/1/21	1,119,731		310,725
Midcontinent Communications &
Finance, Gtd. Notes	6.88	8/15/23	1,155,000	[b,c]	1,175,212
MPG Holdco I,
Gtd. Notes	7.38	10/15/22	1,730,000	[b]	1,755,950
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	460,000	[b,c]	342,700
Neiman Marcus Group,
Gtd. Notes	8.75	10/15/21	1,890,000	[b,c]	1,181,250
Nexstar Broadcasting,
Gtd. Notes	6.88	11/15/20	1,615,000	[b]	1,657,394
Omega US Sub,
Sr. Unscd. Notes	8.75	7/15/23	1,200,000	[b,c]	1,113,000
RCN Telecom Services,
Sr. Unscd. Notes	8.50	8/15/20	2,805,000	[b,c]	2,843,569
Rite Aid,
Gtd. Notes	6.75	6/15/21	1,860,000	[b]	1,953,000
Schaeffler Holding Finance,
Sr. Scd. Notes	6.75	11/15/22	610,000	[b,c]	658,800
Shea Homes Funding,
Gtd. Notes	6.13	4/1/25	490,000	[b,c]	505,925
StoneMor Partners,
Gtd. Notes	7.88	6/1/21	1,540,000	[b]	1,593,900
Townsquare Media,
Gtd. Notes	6.50	4/1/23	1,285,000	[b,c]	1,180,594
United Rentals North America,
Gtd. Notes	7.63	4/15/22	1,800,000		1,932,660
Wave Holdco,
Sr. Unscd. Notes	8.25	7/15/19	1,125,000	[b,c]	1,091,250
William Lyon Homes,
Gtd. Notes	8.50	11/15/20	2,585,000	[b]	2,746,562
					39,964,773
Consumer Staples--4.5%
Albea Beauty Holdings,
Sr. Scd. Notes	8.38	11/1/19	3,040,000	[b,c]	3,176,800

Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	975,000		1,563,841
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	985,000	[b,c]	928,362
Post Holdings,
Gtd. Notes		7.38	2/15/22	1,815,000	[b]	1,898,944
Post Holdings,
Gtd. Notes		8.00	7/15/25	1,310,000	[b,c]	1,391,875
RSI Home Products,
Scd. Notes		6.50	3/15/23	1,460,000	[b,c]	1,511,100
						10,470,922
Energy--7.9%
Bonanza Creek Energy,
Gtd. Notes		6.75	4/15/21	1,265,000	[b]	771,650
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	3,220,000	[b]	2,829,575
Chesapeake Energy,
Scd. Notes		8.00	12/15/22	1,815,000	[b,c]	898,425
Diamondback Energy,
Gtd. Notes		7.63	10/1/21	1,445,000	[b]	1,466,675
Eclipse Resources,
Gtd. Notes		8.88	7/15/23	1,205,000	[b,c]	581,412
Energy Trasnfer Equity,
Sr. Scd. Notes		7.50	10/15/20	1,800,000		1,674,000
EP Energy Finance,
Gtd.Notes		9.38	5/1/20	3,200,000	[b]	2,056,000
Forum Energy Technologies,
Gtd. Notes		6.25	10/1/21	1,465,000	[b]	1,223,275
Jones Energy Holdings,
Gtd. Notes		6.75	4/1/22	1,125,000	[b]	635,625
Matador Resources,
Gtd. Notes		6.88	4/15/23	1,170,000	[b]	1,093,950
Northern Oil and Gas,
Sr. Unscd. Notes		8.00	6/1/20	3,115,000	[b]	2,087,050
RSP Permian,
Gtd. Notes		6.63	10/1/22	570,000	[b,c]	527,250
RSP Permian,
Gtd. Notes		6.63	10/1/22	1,180,000	[b]	1,091,500
Sanchez Energy,
Gtd. Notes		6.13	1/15/23	55,000	[b]	29,975
Sanchez Energy,
Gtd. Notes		7.75	6/15/21	935,000	[b]	575,025
Targa Resources Partners,

Gtd. Notes		6.88	2/1/21	1,005,000		914,550
						18,455,937
Financial--20.7%
Ally Financial,
Gtd. Notes		7.50	9/15/20	860,000	[b]	975,025
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,630,000	[b]	1,888,762
Argos Merger Sub,
Sr. Unscd. Notes		7.13	3/15/23	2,645,000	[b,c]	2,629,130
Ashton Woods USA/Finance,
Sr. Unscd. Notes		6.88	2/15/21	1,855,000	[b,c]	1,586,025
Cabot Financial,
Sr. Scd. Notes	GBP	8.38	8/1/20	475,000		724,758
Communications Sales & Leasing,
Gtd. Notes		8.25	10/15/23	1,985,000	[b]	1,687,250
Consolidated Energy Finance,
Gtd. Notes		6.75	10/15/19	1,081,000	[b,c]	1,038,787
Garfunkelux Holdco 2,
Sr. Scd. Bonds	GBP	11.00	11/1/23	2,045,000	[c]	3,052,441
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	2,640,000	[b,c]	2,481,600
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	1,175,000	[b,c]	1,060,437
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	[b]	3,786,075
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	1,255,000	[b]	1,523,256
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	[b]	1,827,844
Jurassic Holdings III,
Scd. Notes		6.88	2/15/21	1,325,000	[b,c]	801,625
KCG Holdings,
Sr. Scd. Notes		6.88	3/15/20	1,175,000	[b,c]	1,063,375
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	1,100,000	[b]	1,100,000
Lloyds Bank,
Sub. Notes	GBP	10.75	12/16/21	2,385,000	[d]	3,826,207
Lloyds Bank,
Sub. Notes	EUR	11.88	12/16/21	690,000	[d]	829,244
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	2,222,000	[d]	2,371,985
Navient,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	[b]	2,822,125

Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	1,205,000	[b,c]	1,171,862
Royal Bank of Scotland Group,
Jr. Sub. Bonds		8.00	12/29/49	4,385,000	[d]	4,648,100
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,530,000	[d]	1,659,756
USI,
Sr. Unscd. Notes		7.75	1/15/21	2,355,000	[b,c]	2,269,631
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	1,930,000	[b,c]	1,589,837
						48,415,137
Health Care--15.3%
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/23	530,000	[c]	629,973
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/23	1,165,000		1,384,752
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	1,775,000	[b,c]	1,733,953
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	1,145,000	[b]	1,092,044
CHS/Community Health Systems,
Gtd. Notes		8.00	11/15/19	1,900,000	[b]	1,923,750
ConvaTec Finance International,
Gtd. Notes		8.25	1/15/19	3,660,000	[b,c]	3,417,525
HCA,
Gtd. Notes		7.50	2/15/22	5,470,000	[b]	6,085,375
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	1,405,000	[b]	1,299,625
Jaguar Holding Co II,
Gtd. Notes		6.38	8/1/23	1,225,000	[b,c]	1,197,437
JLL/Delta Dutch Pledgeco,
Sr. Unscd. Notes		8.75	5/1/20	1,794,000	[b,c]	1,735,695
Kindred Healthcare,
Gtd. Notes		8.75	1/15/23	4,095,000	[b]	3,782,756
LifePoint Health,
Gtd. Notes		5.88	12/1/23	290,000		295,075
Tenet Healthcare,
Sr. Unscd. Notes		5.00	3/1/19	390,000	[d]	361,725
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	5,355,000	[b]	5,368,387
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/21	1,305,000	[b,c]	1,265,850
Valeant Pharmaceuticals

International, Gtd. Notes		7.50	7/15/21	4,330,000	[b,c]	4,340,825
						35,914,747
Industrial--15.0%
Acosta,
Sr. Unscd. Notes		7.75	10/1/22	1,175,000	[b,c]	1,039,875
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	2,930,000	[b]	2,966,625
Ahern Rentals,
Scd. Notes		7.38	5/15/23	2,265,000	[b,c]	1,840,312
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	885,000	[b,c]	745,612
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	185,000		164,871
Bombardier,
Sr. Unscd. Notes		7.50	3/15/25	745,000	[b,c]	525,225
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	425,000	[b,c]	345,312
Cemex Espana,
Sr. Scd. Notes		9.88	4/30/19	725,000	[c]	770,312
Cemex,
Sr. Scd. Notes		9.50	6/15/18	1,795,000	[c]	1,920,650
DPx Holdings,
Sr. Unscd. Notes		7.50	2/1/22	1,990,000	[b,c]	1,947,712
Galapagos Holding,
Sr. Scd. Notes	EUR	7.00	6/15/22	700,000	[c]	665,858
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	1,095,000	[b,c]	843,150
Gates Global,
Gtd. Notes		6.00	7/15/22	1,855,000	[b,c]	1,344,875
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	1,350,000	[b]	1,329,750
HD Supply,
Gtd. Notes		11.50	7/15/20	2,900,000	[b]	3,226,250
Manitowoc,
Gtd. Notes		8.50	11/1/20	3,100,000	[b]	3,216,250
Mobile Mini,
Gtd. Notes		7.88	12/1/20	945,000	[b]	982,800
Navios Maritime Acquisition,
Sr. Scd. Notes		8.13	11/15/21	1,690,000	[b,c]	1,480,863
Navios Maritime Holdings Finance,
Sr. Scd. Notes		7.38	1/15/22	690,000	[b,c]	347,588
Navios South American Logistics,
Gtd. Notes		7.25	5/1/22	1,420,000	[b,c]	935,425

Nortek,
Gtd. Notes		8.50	4/15/21	1,570,000	[b]	1,636,882
Reliance Intermediate Holdings,
Sr. Scd. Notes		6.50	4/1/23	1,508,000	[b,c]	1,575,860
Trinseo Materials Operating SCA,
Sr. Unscd. Notes		6.75	5/1/22	1,450,000	[b,c]	1,431,875
XPO Logistics,
Gtd. Notes		6.50	6/15/22	1,815,000	[b,c]	1,685,681
XPO Logistics,
Sr. Unscd. Notes		7.88	9/1/19	950,000	[c]	969,494
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	1,335,000	[b,c]	1,314,975
						35,254,082
Information Technology--4.7%
Alcatel-Lucent USA,
Gtd. Notes		6.75	11/15/20	490,000	[b,c]	518,175
Ensemble S Merger Sub,
Sr. Notes		9.00	9/30/23	2,030,000	[c]	1,969,100
First Data,
Gtd. Notes		7.00	12/1/23	3,450,000	[c]	3,458,625
Infor Software Parent,
Gtd. Notes		7.13	5/1/21	2,410,000	[b,c]	1,750,263
Infor US,
Gtd. Notes		6.50	5/15/22	1,335,000	[b,c]	1,131,413
Riverbed Technology,
Gtd. Notes		8.88	3/1/23	2,345,000	[b,c]	2,177,919
						11,005,495
Materials--15.2%
ArcelorMittal,
Sr. Unscd. Bonds		10.85	6/1/19	4,473,000	[b,d]	4,215,803
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	2,288,668	[b,c]	2,267,200
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,000,000	[b,c]	2,055,000
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,625,000		1,851,425
Axalta Coating Systems/Dutch,
Gtd. Notes		7.38	5/1/21	2,625,000	[b,c]	2,774,297
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	4,745,000	[b,c]	4,460,300
Eco Services Operations,
Sr. Unscd. Notes		8.50	11/1/22	720,000	[b,c]	615,600
Global Brass & Copper,

Sr. Scd. Notes		9.50	6/1/19	1,655,000	[b]	1,758,438
Hexion,
Sr. Scd. Notes		8.88	2/1/18	1,160,000	[b]	823,600
Hexion,
Scd. Notes		9.00	11/15/20	825,000	[b]	319,688
Hexion,
Sr. Scd. Notes		10.00	4/15/20	1,125,000	[b]	930,938
Horizon Holdings I,
Sr. Unscd. Notes	EUR	7.25	8/1/23	570,000	[c]	644,223
Mercer International,
Gtd. Notes		7.75	12/1/22	2,620,000	[b]	2,659,300
Platform Specialty Products,
Sr. Unscd. Bonds		10.38	5/1/21	1,495,000	[c]	1,495,000
Ply Gem Industries,
Gtd. Notes		6.50	2/1/22	435,000	[b]	393,675
Reynolds Group,
Gtd. Notes		9.88	8/15/19	2,765,000	[b]	2,789,194
Sappi Papier Holding,
Sr. Scd. Notes		7.75	7/15/17	730,000	[b,c]	761,938
Signode Industrial Group,
Gtd. Notes		6.38	5/1/22	3,250,000	[b,c]	2,778,750
Tronox Finance,
Gtd. Notes		6.38	8/15/20	1,465,000		888,962
Univar,
Gtd. Notes		6.75	7/15/23	1,200,000	[b,c]	1,098,000
						35,581,331
Telecommunications--25.5%
Alcatel-Lucent USA,
Sr. Unscd. Notes		6.45	3/15/29	2,295,000		2,332,294
Altice Financing,
Sr. Scd. Notes		6.63	2/15/23	905,000	[b,c]	895,950
Altice Finco,
Gtd. Notes		7.63	2/15/25	210,000	[b,c]	194,775
Altice Finco,
Sr. Scd. Notes		8.13	1/15/24	1,900,000	[b,c]	1,843,000
Altice Finco,
Sr. Scd. Notes		9.88	12/15/20	1,100,000	[b,c]	1,174,250
Altice,
Gtd. Notes		7.63	2/15/25	200,000	[b,c]	173,000
Altice,
Gtd. Notes		7.75	5/15/22	2,330,000	[b,c]	2,108,650
CenturyLink,
Sr. Unscd. Notes, Ser. W		6.75	12/1/23	2,900,000	[b]	2,729,625

Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	1,025,000	[b]	1,050,625
CPI International,
Gtd. Notes		8.75	2/15/18	825,000	[b,d]	816,750
Digicel Group,
Sr. Unscd. Notes		7.13	4/1/22	1,425,000	[c]	1,075,875
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	3,175,000	[c]	2,635,250
DISH DBS,
Gtd. Notes		6.75	6/1/21	3,450,000	[b]	3,484,500
Eileme 2,
Sr. Scd. Notes		11.63	1/31/20	2,900,000	[b,c]	3,088,500
Frontier Communications,
Sr. Unscd. Notes		8.75	4/15/22	650,000	[b]	604,500
Frontier Communications,
Sr. Unscd. Notes		10.50	9/15/22	2,605,000	[c]	2,601,744
Frontier Communications,
Sr. Unscd. Notes		11.00	9/15/25	2,090,000	[c]	2,074,325
Hughes Satellite Systems,
Gtd. Notes		7.63	6/15/21	3,510,000	[b]	3,733,763
Intelsat Luxembourg,
Gtd. Bonds		7.75	6/1/21	2,015,000	[b]	952,088
Intelsat Luxembourg,
Gtd. Bonds		8.13	6/1/23	1,825,000	[b]	834,938
Interoute Finco,
Sr. Scd. Bonds	EUR	7.38	10/15/20	870,000	[c]	990,860
Neptune Finco,
Sr. Scd. Notes		6.63	10/15/25	350,000	[c]	364,875
Neptune Finco,
Sr. Unscd. Notes		10.13	1/15/23	2,825,000	[c]	2,952,125
Sable International Finance,
Gtd. Notes		6.88	8/1/22	1,220,000	[b,c]	1,183,400
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	1,845,000	[b,c]	1,941,863
Sprint Capital,
Gtd. Notes		8.75	3/15/32	800,000	[b]	602,000
Sprint Communications,
Gtd. Notes		9.00	11/15/18	650,000	[c]	685,750
Sprint Communications,
Sr. Unscd. Notes		11.50	11/15/21	5,325,000	[b]	4,925,625
Sprint,
Gtd. Notes		7.88	9/15/23	1,000,000	[b]	753,500
T-Mobile USA,

Gtd. Bonds		6.50	1/15/26	1,085,000		1,098,009
T-Mobile USA,
Gtd. Bonds		6.63	4/28/21	1,000,000	[b]	1,040,000
T-Mobile USA,
Gtd. Bonds		6.73	4/28/22	1,000,000		1,045,000
T-Mobile USA,
Gtd. Bonds		6.84	4/28/23	2,840,000	[b]	2,946,500
Wind Acquisition Finance,
Scd. Notes		7.38	4/23/21	2,550,000	[b,c]	2,416,125
Windstream Services,
Gtd. Notes		7.75	10/15/20	975,000	[b]	825,094
Windstream Services,
Gtd. Notes		7.75	10/1/21	1,375,000	[b]	1,088,828
Windstream Services,
Gtd. Notes		7.88	11/1/17	345,000		354,663
						59,618,619
Utilities--5.9%
Calpine,
Sr. Scd. Notes		7.88	1/15/23	1,719,000	[b,c]	1,839,330
Dynegy,
Gtd. Notes		7.63	11/1/24	3,745,000	[b]	3,219,951
NRG Energy,
Gtd. Notes		6.25	7/15/22	1,010,000	[b]	865,570
NRG Energy,
Gtd. Notes		7.88	5/15/21	3,317,000	[b]	3,126,273
Talen Energy Supply,
Sr. Unscd. Notes		6.50	6/1/25	2,295,000	[b,c]	1,526,175
Techem Energy Metering Service &
Co., Gtd. Notes	EUR	7.88	10/1/20	1,435,000	[c]	1,677,470
Viridian Group FundCo II,
Sr. Scd. Notes	EUR	7.50	3/1/20	1,390,000		1,559,685
						13,814,454
Total Bonds and Notes
(cost $356,769,829)						326,130,189
Preferred Stocks--1.1%				Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $2,492,932)				98,738	[d]	2,503,996
Other Investment--6.5%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,140,382)	15,140,382 [e]	15,140,382
Total Investments (cost $374,403,143)	146.9%	343,774,567
Liabilities, Less Cash and Receivables	(46.9%)	(109,750,615)
Net Assets	100.0%	234,023,952

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR -- Euro
GBP -- British Pound
b	Collateral for Revolving Credit and Security Agreement.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $143,663,550 or 61.4% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Investment in affiliated money market mutual fund.

At December 31, 2015, net unrealized depreciation on investments was $30,628,576 of which $2,858,965 related to appreciated investment securities and $33,487,541 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	139.3
Money Market Investment	6.5
Preferred Stocks	1.1
146.9

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring:
1/29/2016 [a]	4,300,000	6,410,298	6,339,638	70,660
1/29/2016 [b]	3,345,000	4,985,931	4,931,648	54,283

Euro,
Expiring:
1/29/2016 [b]	3,665,000	3,979,815	3,985,890	(6,075)
1/29/2016 [c]	3,595,000	3,903,271	3,909,761	(6,490)
1/29/2016 [d]	2,940,000	3,192,311	3,197,413	(5,102)

Gross Unrealized Appreciation				124,943
Gross Unrealized Depreciation				(17,667)

Counterparties:

a	Barclays Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Morgan Stanley Capital Services

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†	-	326,130,189	-	326,130,189
Mutual Funds	15,140,382	-	-	15,140,382
Preferred Stocks†	-	2,503,996	-	2,503,996
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	124,943	-	124,943
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(17,667)	-	(17,667)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)